SHARE-BASED PAYMENT - summary of warrants and pre-funded warrants activity and related information (Details) - Prefunded Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average exercise price
Outstanding, Beginning balance	$ 0.17	$ 0.68
Granted		0.09	$ 0.68
Exercised		0.07
Outstanding, Ending balance	0.17	$ 0.17	$ 0.68
Vested and expected to vest	0.17
Exercisable	$ 0.17
Weighted average remaining contractual life
Outstanding	2 years 25 days	3 years 25 days	2 years 6 months 10 days
Granted		3 years 3 months 21 days	2 years 6 months 10 days
Vested and expected to vest	2 years 25 days
Exercisable	2 years 25 days
Class A Ordinary shares
Number of options
Ordinary shares, Beginning balance	731,333,300	100,000,000
Ordinary shares, Granted		679,333,300	100,000,000
Ordinary shares, Exercised		48,000,000
Ordinary shares, Ending balance	731,333,300	731,333,300	100,000,000
Number of shares options vested	731,333,300
Ordinary shares, Exercisable	731,333,300